Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
Non-controlling interests are summarized as follows:

	December 31,
	2014	2015
	RMB	RMB	US$

Non-controlling interests in Tianwei Yingli*	1,329,465	1,133,232	174,941
Non-controlling interests in Hainan Yingli	114,457	56,468	8,717
Non-controlling interests in Yingli Lixian	31,298	8,419	1,300
Non-controlling interests in Yingli Shenzhen	24,041	26,498	4,091
Non-controlling interests in Yingli Greece	11,557	(1,696)	(262)
Non-controlling interests in other subsidiaries	8,227	4,612	711
	1,519,045	1,227,533	189,498

*Prior to FY 2014, Baoding Tianwei Baobian Electric Co., Ltd. (“Tianwei Baobian”), a third party, held 25.99% equity interest in Tianwei Yingli. In May 2014, the Company, Baoding Tianwei Group Co., Ltd.(“ Tianwei Group”), and Tianwei Baobian entered into a new joint venture contract and Tianwei Baobian transferred 7% equity interest in Tianwei Yingli to Tianwei Group. Under a Sino-foreign equity joint venture company contract with Tianwei Baobian and Tianwei Group, it provides that Tianwei Baobian and/or Tianwei Group will have a right to swap the shares of the Company with the all but not part shares of the non-controlling interest in Tianwei Yingli. The terms of the swap will be discussed separately at the time of the swap. The Company does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Company. Tianwei Baobian and/or Tianwei Group may exercise this subscription right after certain conditions are satisfied following the completion of the Company’s IPO. Tianwei Baobian and/or Tianwei Group’s subscription rights to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli did not have an effect on earnings per share as these rights are contingent upon Tianwei Baobian and/or Tianwei Group obtaining all necessary approvals from relevant PRC government authorities for acquiring our ordinary shares in the future. As of December 31, 2015, Tianwei Baobian and/or Tianwei Group haven’t exercised this subscription right.

Non Controlling Interest Movements [Table Text Block]
The movements of non-controlling interests during the years ended December 31, 2013, 2014 and 2015 are as follows:

	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of year	1,846,905	1,619,045	1,519,045
Add:
Capital contribution to subsidiaries by non-controlling interests	—	980	18
Net loss attributable to non-controlling interests	(110,473)	(101,526)	(298,310)
Share-based compensation	1,682	—	—
Currency translation adjustments of subsidiaries	(4,486)	546	10,121
Less:
Profit distribution by a subsidiary	(8,888)	—	—
Purchase of non-controlling interest	(105,695)	—	(3,341)
Balance at the end of year	1,619,045	1,519,045	1,227,533